Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net consisted of the following:
	As of December 31, 2023	As of December 31, 2022

Buildings	$26,249	$24,150
Office equipment	3,181	3,230
Machinery and tools	1,736	1,879
Vehicles	35,338	37,841
Leasehold improvements	5,632	4,964
Constructions in progress	3,255	2,215
Subtotal	75,391	74,279
Less: accumulated depreciation and amortization	(34,322)	(34,014)
Property and equipment, net	$41,069	$40,265